Income Taxes (Tables)	24 Months Ended
Oct. 31, 2012
Components of Income (Loss) From Continuing Operations Before Income Taxes

The domestic and foreign components of Income (loss) from continuing operations before income taxes consist of the following for the years ended October 31:

(in millions)	2012	2011	2010
Domestic	$(893)	$362	$214
Foreign	(218)	73	124

Income (loss) from continuing operations before income taxes	$(1,111)	$435	$338

Components of Income Tax Benefit (Expense)

The components of Income tax benefit (expense) consist of the following for the years ended October 31:

(in millions)	2012	2011	2010
Current:
Federal	$(2)	$(3)	$30
State and local	(11)	1	(4)
Foreign	4	(47)	(33)

Total current expense	(9)	(49)	(7)

Deferred:
Federal	(1,841)	1,380	—
State and local	(137)	108	—
Foreign	207	(22)	(16)

Total deferred benefit (expense)	(1,771)	1,466	(16)

Total income tax benefit (expense)	$(1,780)	$1,417	$(23)

Income Tax Reconciliation

A reconciliation of statutory federal income tax benefit (expense) to recorded income tax benefit (expense) is as follows for the years ended October 31:

(in millions)	2012	2011	2010
Federal income tax benefit (expense) at the statutory rate of 35%	$389	$(155)	$(118)
State income taxes, net of federal benefit	(6)	(4)	(3)
Alternative minimum taxes	—	—	29
Credits and incentives	10	27	2
Adjustments to valuation allowances	(2,207)	1,499	73
Medicare subsidies	—	—	6
Foreign operations	(17)	(19)	(11)
Adjustments to uncertain tax positions	11	42	5
Subpart F income	—	(1)	(17)
Non-controlling interest adjustment	17	19	16
Other	23	9	(5)

Recorded income tax benefit (expense)	$(1,780)	$1,417	$(23)

Components of Deferred Tax Asset (Liability)

The components of the deferred tax asset (liability) at October 31 are as follows:

(in millions)	2012	2011
Deferred tax assets attributable to:
Employee benefits liabilities	$1,419	$1,369
Net operating loss (“NOL”) carry forwards	583	273
Product liability and warranty accruals	457	262
Research and development	49	74
Tax credit carry forwards	218	208
Other	285	294

Gross deferred tax assets	3,011	2,480
Less: Valuation allowances	2,664	344

Net deferred tax assets	$347	$2,136

Deferred tax liabilities attributable to:
Goodwill and intangibles assets	$(77)	$(107)
Other	(54)	(39)

Total deferred tax liabilities	$(131)	$(146)

Changes in Liability for Uncertain Tax Positions

Changes in the liability for uncertain tax positions during the year ended October 31, 2012 are summarized as follows:

(in millions)	2012
Liability for uncertain tax positions at November 1	$82
Increase as a result of positions taken in prior periods	12
Increase as a result of positions taken in the current period	2
Settlements	(46)
Lapse of statute of limitations	(1)

Liability for uncertain tax positions at October 31	$49